Condensed Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 98	$ 1,357
Prepaid expenses and other current assets, net	439	1,312
Loan receivables, net of allowance for expected credit losses of nil and $410,000 as of September 30, 2024 and March 31, 2024, respectively		574
Amount due from a subsidiary	183
Total current assets	721	3,243
Non-current assets:
Interests in subsidiaries	4,688	4,688
Investment in an associate	227	254
Long-term investments, net	401
Property and equipment, net	116	124
Operating right-of-use assets, net	715	962
Refundable deposits	294	288
Prepaid expenses, net	402	450
Total non-current assets	6,843	6,766
TOTAL ASSETS	7,564	10,009
Current liabilities:
Accruals and other current liabilities	235	158
Operating lease liabilities - current	520	536
Amount due to a subsidiary	25	25
Total current liabilities	789	728
Non-current liabilities:
Operating lease liabilities - non-current	195	439
Total non-current liabilities	195	439
TOTAL LIABILITIES	984	1,167
Shareholders’ equity
Ordinary shares (US$0.0001 par value per share; 1,000,000,000 shares authorized; 15,980,000 and 15,500,000 shares issued and outstanding as of September 30, 2024 and March 31, 2024)	2	1
Additional paid-in capital	18,121	14,810
Accumulated losses	(11,543)	(5,969)
Total shareholders’ equity	6,580	8,842
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,564	10,009
Related Party [Member]
Current liabilities:
Amount due to a related party	6	6
Director [Member]
Current assets:
Amount due from a director	1
Current liabilities:
Amount due to a director	$ 3	$ 3